Document And Entity Information	Apr. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	Luxfer Holdings PLC
Document, Type	8-K
Document, Period End Date	Apr. 28, 2026
Entity, Incorporation, State or Country Code	X0
Entity, File Number	001-35370
Entity, Tax Identification Number	98-1024030
Entity, Address, Address Line One	3016 Kansas Avenue
Entity, Address, City or Town	Riverside
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92507
City Area Code	414
Local Phone Number	269-2419
Title of 12(b) Security	Ordinary Shares, nominal value £0.50 each
Trading Symbol	LXFR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001096056